JPMorgan Federal Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Premier Shares [Member] | Premier
Prospectus [Line Items]
Average Annual Return, Percent	3.91%	2.94%	1.86%